Acquisitions - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended			6 Months Ended	0 Months Ended	1 Months Ended				0 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2014	Mar. 01, 2013	Mar. 31, 2013	Dec. 31, 2013	Nov. 30, 2012	Nov. 03, 2012	Jul. 01, 2011	Oct. 30, 2013	May 31, 2014	Mar. 31, 2014	Dec. 10, 2013	Jun. 30, 2014	Apr. 30, 2014	May 01, 2014
Business Acquisition [Line Items]
Business acquisition, payments		$ 179,185,000	$ 15,000,000	$ 0
Business acquisition allocated to goodwill		657,737,000	580,378,000	470,291,000		575,468,000		580,378,000	575,468,000			657,737,000								575,468,000
Contingent earn-out payment			10,900,000					10,900,000
Contingent earn-out payments	10,900,000	5,900,000	6,100,000			0	10,900,000	6,100,000	0			5,900,000								0
Loss related to adjustment of contingent earn-out payments	4,800,000
Payment made to prior owners		5,000,000
Restricted cash payable		19,620,000	14,000,000			15,942,000		14,000,000	15,942,000			19,620,000								15,942,000
Residential loans of securitization trusts, principal balance		217,961,136,000	90,094,189,000			252,080,666,000		90,094,189,000	252,080,666,000			217,961,136,000								252,080,666,000
ResCap Acquisition [Member]
Business Acquisition [Line Items]
Purchase consideration		479,200,000			479,200,000
Business acquisition, consideration paid					492,000,000
Business acquisition, payments					477,000,000			15,000,000
Loan unpaid principle balance		42,300,000,000										42,300,000,000
Residential loans, mortgage loans fair value		175,100,000										175,100,000
Residential loans, gross contractual amounts receivable		184,300,000										184,300,000
Residential loans, not expected to be collected		9,200,000										9,200,000
Goodwill allocated expected tax deductible		44,900,000										44,900,000
Weighted-average amortization period of intangible assets		4 years 7 months 6 days
Purchase price	242,604,000	242,604,000				0	0		0
ResCap Acquisition [Member] | Capitalized Software [Member]
Business Acquisition [Line Items]
Weighted-average amortization period of intangible assets		3 years
Ally Bank Net Assets [Member]
Business Acquisition [Line Items]
Business acquisition, consideration paid										100,000
Business acquisition allocated to goodwill											100,000
Business acquisition allocated to intangible assets											1,200,000
Business acquisition allocated to premises and equipment											200,000
Business acquisition allocated to payables and accrued liabilities											1,400,000
Ally Bank Net Assets [Member] | Institutional Relationships [Member]
Business Acquisition [Line Items]
Weighted-average amortization period of intangible assets		1 year
MetLife Bank Net Assets [Member]
Business Acquisition [Line Items]
Business acquisition, consideration paid											1,000,000
Business acquisition allocated to goodwill											800,000
Business acquisition allocated to premises and equipment											400,000
Business acquisition allocated to payables and accrued liabilities											200,000
Transaction-related expenses		200,000
Bank of America Asset Purchase [Member]
Business Acquisition [Line Items]
Loan unpaid principle balance					84,400,000,000
Purchase price		502,973,000			495,700,000
Company purchased servicer advances												740,700,000
Reverse Mortgage Solutions, Inc. [Member]
Business Acquisition [Line Items]
Purchase consideration		136,300,000												136,346,000
Business acquisition, consideration paid													95,000,000	95,000,000
Residential loans, mortgage loans fair value		5,300,000,000										5,300,000,000
Residential loans, gross contractual amounts receivable		4,800,000,000										4,800,000,000
Weighted-average amortization period of intangible assets		5 years 7 months 6 days
Revenues since the acquisition date			13,600,000
Net income loss since the acquisition date			1,900,000
Business acquisition transaction related costs			2,800,000					2,800,000
Shares issued to acquire entity			41,346,000
Restricted cash payable		9,000,000										9,000,000
Reverse Mortgage Solutions, Inc. [Member] | Reverse Mortgage [Member]
Business Acquisition [Line Items]
Business acquisition allocated to goodwill		0										0
Reverse Mortgage Solutions, Inc. [Member] | Capitalized Software [Member]
Business Acquisition [Line Items]
Weighted-average amortization period of intangible assets		4 years
Security One Lending [Member]
Business Acquisition [Line Items]
Purchase consideration		26,100,000
Business acquisition, consideration paid			20,000,000
Residential loans, mortgage loans fair value		98,400,000										98,400,000
Residential loans, gross contractual amounts receivable		89,200,000										89,200,000
Business acquisition allocated to goodwill		8,809,000										8,809,000
Business acquisition allocated to intangible assets		11,000,000										11,000,000
Business acquisition allocated to premises and equipment		530,000										530,000
Business acquisition allocated to payables and accrued liabilities		8,252,000										8,252,000
Weighted-average amortization period of intangible assets		12 years 4 months 24 days
Business acquisition cost of assets acquired		128,384,000										128,384,000
Business acquisition cost of liabilities assumed		102,284,000										102,284,000
Green Tree Acquisition [Member]
Business Acquisition [Line Items]
Purchase consideration															1,100,000,000
Business acquisition, consideration paid															737,800,000
Revenues since the acquisition date				216,800,000
Net income loss since the acquisition date				24,200,000
Business acquisition transaction related costs				12,900,000
Debt obtained for business combination															274,800,000
Shares issued to acquire entity				40,220,000											40,220,000
Restricted cash payable		5,000,000	5,000,000					5,000,000				5,000,000
Business acquisition cost of assets acquired		2,200,000,000										2,200,000,000
Business acquisition cost of liabilities assumed		1,200,000,000										1,200,000,000
ResCap net assets and Ally Bank net assets [Member]
Business Acquisition [Line Items]
Revenues since the acquisition date		743,500,000
Net income loss since the acquisition date		195,100,000
Business acquisition transaction related costs		3,000,000										3,000,000
Everbank Financial Corp [Member]
Business Acquisition [Line Items]
Business acquisition, payments																16,700,000	123,400,000	44,700,000
Business acquisition allocated to premises and equipment																						1,866,000
Business acquisition allocated to payables and accrued liabilities																						924,000
Purchase price	0					0	0		58,680,000									58,680,000
Business acquisition cost of assets acquired																						223,706,000
Business acquisition cost of liabilities assumed																						924,000
Estimated purchase price																83,400,000
Residential loans of securitization trusts, principal balance																		16,500,000,000
Everbank Financial Corp [Member] | Capitalized Software [Member]
Business Acquisition [Line Items]
Estimated purchase price																1,900,000
M S R Purchase [Member]
Business Acquisition [Line Items]
Business acquisition, payments		165,000,000																		20,000,000	73,200,000
Loan unpaid principle balance																			29,400,000,000
Residential loans of securitization trusts, principal balance																		27,600,000,000
Mortgage Servicing Rights Purchase Price																			$ 330,000,000